Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-use assets	$ 8,722	$ 11,879
Lease liabilities-current	$ 3,708	$ 4,917
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current.	Other Liabilities, Current.
Lease liabilities-non-current	$ 5,196	$ 7,161
Total lease liabilities	8,904	12,078
Lease expenses	5,372	4,412
Cash paid on lease liabilities	5,212	4,954
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	2,689	7,665
Non-cash: Lease liabilities changed in relation to modifications and terminations	$ (499)	$ (33)
Weighted average remaining lease term (in years)	3 years 2 months 26 days	3 years 4 months 17 days
Weighted average discount rate (as a percent)	3.04%	3.33%
Lease payments:
Not later than 1 year	$ 3,908
Between 1 to 2 years	2,471
Between 2 to 3 years	1,177
Between 3 to 4 years	911
Between 4 to 5 years	680
Later than 5 years	115
Total lease payments	9,262
Less: Discount factor	(358)
Total lease liabilities	8,904	$ 12,078
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses	134	106
Leases with lease terms greater than 12 months
Leases
Lease expenses	5,238	4,306
Offices
Leases
Right-of-use assets	6,634	10,605
Factories
Leases
Right-of-use assets	387	702
Warehouse
Leases
Right-of-use assets	1,500	281
Warehouse | Suzhou
Leases
Right-of-use assets	$ 1,500
Advance notice period for lease termination option (in months)	3 months
Others
Leases
Right-of-use assets	$ 201	$ 291
Minimum
Leases
Terms of lease contracts (in years)	1 year
Maximum
Leases
Terms of lease contracts (in years)	8 years